Schedule of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Right-of-use Operating Lease
2026 (6 months)	$ 221,200
2027	510,960
2028	555,360
2029	590,160
2030	626,560
Thereafter	105,760
Total undiscounted cash flows	2,610,000
Less: amount representing interest	462,668
Present value of operating lease liability	2,147,332
Less: current portion of operating lease liability	297,626
Long-term operating lease liability	$ 1,849,706